Fair Value of Financial Instruments - Summary of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Derivatives	$ 0	$ 129
Financial liabilities
Convertible Notes	336,364	333,145	$ 324,395
Level 2
Financial assets
Derivatives (part of Other non-current receivables)	3,745	4,375
Derivatives		129
Total financial assets	3,745	4,504
Financial liabilities
Derivatives (part of other current liabilities)	434
Total financial liabilities	434
Level 3
Financial liabilities
Total financial liabilities	336,364	333,145
Level 3 | Convertible Notes
Financial liabilities
Convertible Notes (part of Current interest-bearing loans and borrowings)	$ 336,364	$ 333,145